INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Income Tax Examination [Line Items]
Effective tax rate	25.80%	25.60%
Deferred tax assets	$ 567		$ 591
ITALY
Income Tax Examination [Line Items]
Deferred tax assets			$ 700